Common Stock (Detail)	Dec. 31, 2015 shares
Common shares reserved for future issuance	2,769,570
Outstanding Stock Options under the 2007 Long Term Incentive Plan
Common shares reserved for future issuance	519,329
Outstanding Stand Alone Options
Common shares reserved for future issuance	31,346
Common stock available for future grant under the 2007 Long Term Incentive Plan
Common shares reserved for future issuance	2,218,895